CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Oct. 22, 2019	Jul. 29, 2019
Current assets
Cash	$ 241,416	$ 624,830		$ 382,161		$ 712,062
Prepaid expenses and other current assets	64,794	65,301				129,666
Total current assets	306,210	690,131				841,728
Cash and marketable securities held in Trust Account	139,188,838	139,158,500				138,414,479
TOTAL ASSETS	139,495,048	139,848,631				139,256,207
LIABILITIES
Convertible promissory note - related party	1,350,000	500,000
Warrant liability	12,330,000	3,452,400	$ 2,548,200	2,383,800	$ 1,027,500	1,972,800	$ 1,356,300
Current liabilities - Accounts payable and accrued expenses	1,412,610	209,732				65,716
Total Liabilities	15,092,610	4,162,132	2,563,347	2,400,166	1,080,715	2,038,516	1,438,427
Commitments and Contingencies (Note 5)
Ordinary shares subject to possible redemption, 13,068,649 and 13,221,769 shares at $10.00 redemption value at $10.00 per share at December 31, 2020 and 2019, respectively	138,000,000	130,686,490	131,983,090	132,207,790	133,509,580	132,217,690	132,539,620
Shareholders' Equity
Preference shares, $0.0001 par value; 2,000,000 shares authorized; none issued and outstanding
Ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 4,331,351 and 4,178,231 shares issued and outstanding (excluding 13,068,649 and 13,221,769 shares subject to possible redemption) at December 31, 2020 and 2019, respectively	360	433	420	418	405	418	415
Additional paid-in capital	0	6,909,687	5,613,100	5,388,402	4,086,625	5,378,502	5,056,575
Accumulated deficit	(13,597,922)	(1,910,111)	(613,519)	(388,813)	912,975	(378,919)	(56,986)
Total Shareholders' (Deficit) Equity	(13,597,562)	5,000,009	$ 5,000,001	$ 5,000,007	$ 5,000,005	5,000,001	$ 5,000,004	$ 0
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 139,495,048	$ 139,848,631				$ 139,256,207